BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 38.4%
Brazil - 4.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	162,110,000	BRL	$31,481,445
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	82,165,000	BRL	15,533,066
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	94,695,000	BRL	17,506,353
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	64,890,000	BRL	11,765,851

Total Brazil					76,286,715

Colombia - 5.8%
Colombian TES, Bonds	7.000%	3/26/31	152,300,000,000	COP	29,279,940
Colombian TES, Bonds	9.250%	5/28/42	359,600,000,000	COP	70,141,056
Colombian TES, Bonds	7.250%	10/26/50	68,890,000,000	COP	10,599,927

Total Colombia					110,020,923

Mexico - 13.2%
Mexican Bonos, Bonds	8.000%	11/7/47	800,000,000	MXN	37,795,438
Mexican Bonos, Bonds	8.000%	7/31/53	880,000,000	MXN	41,235,656
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,098,000,000	MXN	58,957,764
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,160,000,000	MXN	58,711,875
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,142,000,000	MXN	52,816,067

Total Mexico					249,516,800

New Zealand - 0.7%
New Zealand Government Bond	2.750%	5/15/51	38,120,000	NZD	13,935,232

Russia - 0.2%
Russian Federal Bond - OFZ	7.650%	4/10/30	859,000,000	RUB	2,803,990	*(a)

South Africa - 4.6%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,074,000,000	ZAR	32,060,463
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,488,000,000	ZAR	54,643,502

Total South Africa					86,703,965

United Kingdom - 9.9%
United Kingdom Gilt, Bonds	3.250%	1/31/33	91,200,000	GBP	101,461,991	(b)
United Kingdom Gilt, Bonds	1.250%	7/31/51	155,300,000	GBP	86,113,064	(b)

Total United Kingdom					187,575,055

TOTAL SOVEREIGN BONDS (Cost - $864,688,448)					726,842,680

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 29.7%
U.S. Government Obligations - 29.7%
U.S. Treasury Bonds	2.250%	2/15/52	89,000,000	$54,646,348
U.S. Treasury Bonds	3.000%	8/15/52	112,320,000	81,875,137
U.S. Treasury Bonds	4.125%	8/15/53	92,940,000	84,386,616
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	4.931%	1/31/25	38,060,000	38,118,274	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.528%	7/31/25	29,600,000	29,576,018	(c)
U.S. Treasury Notes	1.875%	2/15/32	56,500,000	45,904,043
U.S. Treasury Notes	3.500%	2/15/33	249,710,000	229,147,942

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $632,422,738)				563,654,378

MORTGAGE-BACKED SECURITIES - 20.8%
FHLMC - 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	33,041,545	31,221,831
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	52,655,642	48,399,382
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	50,752,727	49,125,785

Total FHLMC				128,746,998

FNMA - 6.4%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	44,192,863	40,620,659
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	47,987,381	45,337,847
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	36,801,645	35,621,923

Total FNMA				121,580,429

GNMA - 7.6%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53-6/20/53	116,092,632	112,785,526
Government National Mortgage Association (GNMA) II	5.000%	6/20/53	32,598,601	30,918,239

Total GNMA				143,703,765

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $408,174,533)				394,031,192

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 7.3%
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 4.1%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	41,190,000	$40,348,403
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	38,140,000	37,305,111

TOTAL CONSUMER DISCRETIONARY				77,653,514

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	31,450,000	18,648,617

FINANCIALS - 2.2%
Banks - 2.2%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	6.084%	3/14/25	42,300,000	42,415,596	(c)(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $140,964,044)				138,717,727

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,046,249,763)				1,823,245,977

			SHARES
SHORT-TERM INVESTMENTS - 3.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $64,827,452)	5.270%		64,827,452	64,827,452	(e)(f)

TOTAL INVESTMENTS - 99.6% (Cost - $2,111,077,215)				1,888,073,429
Other Assets in Excess of Liabilities - 0.4%				7,114,788

TOTAL NET ASSETS - 100.0%				$1,895,188,217

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	The coupon payment on this security is currently in default as of September 30, 2023.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $64,827,452 and the cost was $64,827,452 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	2,130	12/23	$244,300,499	$237,628,125	$(6,672,374)
United Kingdom Long Gilt Bonds	739	12/23	86,744,243	84,899,731	(1,844,512)

Net unrealized depreciation on open futures contracts					$(8,516,886)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	80,700,000	USD	17,925,367	Goldman Sachs Group Inc.	10/17/23	$(716,222)
MYR	80,900,000	USD	17,971,787	Goldman Sachs Group Inc.	10/17/23	(719,993)
MYR	124,700,000	USD	27,463,331	Goldman Sachs Group Inc.	10/17/23	(871,258)
BRL	125,040,000	USD	26,071,183	HSBC Securities Inc.	10/19/23	(1,268,934)
USD	52,176,500	BRL	254,350,000	HSBC Securities Inc.	10/19/23	1,725,027
MXN	1,045,100,000	USD	59,778,070	Citibank N.A.	10/23/23	(59,079)
USD	210,017,631	MXN	3,585,400,000	Citibank N.A.	10/23/23	5,141,093
USD	19,345,991	COP	81,110,000,000	JPMorgan Chase & Co.	10/30/23	(345,789)
USD	22,417,803	COP	95,900,000,000	JPMorgan Chase & Co.	10/30/23	(864,673)
USD	28,513,004	COP	116,430,000,000	JPMorgan Chase & Co.	10/30/23	246,280
EUR	299,320,000	USD	331,127,240	JPMorgan Chase & Co.	11/7/23	(14,144,147)
USD	94,543,265	EUR	89,970,000	JPMorgan Chase & Co.	11/7/23	(735,931)
THB	782,100,000	USD	22,755,310	HSBC Securities Inc.	11/10/23	(1,197,834)
USD	22,086,357	THB	782,100,000	HSBC Securities Inc.	11/10/23	528,882
USD	10,793,883	ZAR	206,800,000	HSBC Securities Inc.	11/15/23	(82,603)
AUD	143,950,000	USD	92,879,419	JPMorgan Chase & Co.	12/6/23	(109,902)
GBP	7,040,000	USD	8,588,066	HSBC Securities Inc.	12/8/23	5,341
USD	192,743,014	GBP	153,290,000	JPMorgan Chase & Co.	12/8/23	5,628,907
INR	5,104,000,000	USD	61,082,588	Barclays Bank PLC	12/11/23	175,764
JPY	65,963,000,000	USD	454,052,975	JPMorgan Chase & Co.	12/15/23	(6,912,968)
NOK	474,900,000	USD	44,318,522	JPMorgan Chase & Co.	1/11/24	208,115
USD	9,917,502	NZD	16,590,000	Barclays Bank PLC	1/12/24	(25,739)
NOK	1,023,000,000	USD	95,150,399	Morgan Stanley & Co. Inc.	1/18/24	782,727

Net unrealized depreciation on open forward foreign currency contracts						$(13,612,936)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

7

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$726,842,680	—	$726,842,680
U.S. Government & Agency Obligations	—	563,654,378	—	563,654,378
Mortgage-Backed Securities	—	394,031,192	—	394,031,192
Corporate Bonds & Notes	—	138,717,727	—	138,717,727

Total Long-Term Investments	—	1,823,245,977	—	1,823,245,977

Short-Term Investments†	$64,827,452	—	—	64,827,452

Total Investments	$64,827,452	$1,823,245,977	—	$1,888,073,429

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$14,442,136	—	$14,442,136

Total	$64,827,452	$1,837,688,113	—	$1,902,515,565

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$8,516,886	—	—	$8,516,886
Forward Foreign Currency Contracts††	—	$28,055,072	—	28,055,072

Total	$8,516,886	$28,055,072	—	$36,571,958

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

9

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$26,323,460	$1,043,640,417	1,043,640,417	$1,005,136,425	1,005,136,425	—	$2,076,680	—	$64,827,452

10